Brazilian accounts receivable securitization program (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The following table summarizes the collateralized debt as of December 31, 2022:

SPV	Collateralized debt	Interest rate	Currency	Maturity
Koin Vert - Current	$2,314	CDI +7% (*)	Brazilian Reais	December, 2023
Koin Vert - Non current	2,231	CDI +7% (*)	Brazilian Reais	December, 2024
Total	$4,545

(*) As of December 31, 2022, CDI equals 13.65%

The assets and liabilities of the SPV included in our consolidated financial statements as of December 31, 2022 and 2021 are as follows:

	As of December 31, 2022	As of December 31, 2021
Restricted cash and cash equivalents	$1,492	$—
Loan receivables	3,963	44
Allowance for credit losses	$(550)	$—
Total current assets	$4,905	$44
Loans receivable, net	$—	$—
Total non-current assets	$—	$—
Total assets	$4,905	$44

	As of December 31, 2022	As of December 31, 2021
Accounts payable	$2	$—
Collateralized debt	2,314	—
Other payables	1	—
Total current liabilities	$2,317	$—
Collateralized debt	2,231	—
Total non-current liabilities	$2,231	$—
Total liabilities	$4,548	$—